Debt - credit facility (Details) - Uncommitted Credit Facility	12 Months Ended
Dec. 31, 2018 EUR (€)
Line of Credit Facility [Line Items]
Uncommitted credit facility principle amount	€ 50,000,000
LIBOR
Line of Credit Facility [Line Items]
Debt basis spread on variable rate	1.00%